Loans and financing - Schedule of Covenants Related to Leverage and Debt Coverage Ratios (Detail) R$ in Billions	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Debt coverage ratio	1,200
Leverage ratio	5,500
9th and 10th ALAB [Member] | Financial covenants, frequency of measurement, annual [Member]
Disclosure of detailed information about borrowings [line items]
Debt coverage ratio	1.2
Leverage ratio	5.0	6.5
9th and 10th ALAB [Member] | Financial covenants, frequency of measurement, annual [Member] | 2026 and 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Leverage ratio	4.5
12th ALAB [Member] | Financial covenants, frequency of measurement, annual [Member]
Disclosure of detailed information about borrowings [line items]
Leverage ratio	3.75
12th ALAB [Member] | Financial covenants, frequency of measurement, quarterly [Member]
Disclosure of detailed information about borrowings [line items]
Value of immediate liquidity	R$ 1
Aircraft Financing [Member] | Financial covenants, frequency of measurement, annual [Member]
Disclosure of detailed information about borrowings [line items]
Leverage ratio	5.50
Aircraft Financing [Member] | Financial covenants, frequency of measurement, quarterly [Member]
Disclosure of detailed information about borrowings [line items]
Value of immediate liquidity	R$ 1